UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                  11/15/04
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total: $425,376
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name

1.         028-10522                 Coatue Capital, L.L.C.
2.         028-10553                 Coatue Offshore Fund, Ltd.
3.         028-10554                 Coatue Qualified Partners, L.P.
----       -------------------       -------------------------------


                                                                FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE OF                     VALUE   SHRS OR   SH/ PUT/   INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION   MGRS   SOLE  SHARED     NONE
--------------                  -----           -----       -------- -------   --- ----   ----------   ----   ----  ------     ----
ACE CASH EXPRESS INC            CMN             004403101   13,020     500,000 SH         SHARED       1,2,3  0       500,000  0
ADOBE SYSTEMS                   CMN             00724F101   12,535     253,379 SH         SHARED       1,2,3  0       253,379  0
ADVANCED MICRO DEVICES INC      CMN             007903107    8,125     625,000 SH         SHARED       1,2,3  0       625,000  0
AMDOCS LTD                      ORDINARY        G02602103   23,425   1,073,060 SH         SHARED       1,2,3  0     1,073,060  0
AMERICA MOVIL SA DE CV          SPONSORED ADR   02364W105    4,955     126,950 SH         SHARED       1,2,3  0       126,950  0
AMERICAN TOWER CORP             CMN             029912201   19,238   1,253,272 SH         SHARED       1,2,3  0     1,253,272  0
ARIBA INC                       CMN             04033V203      445      47,653 SH         SHARED       1,2,3  0        47,653  0
AT&T CORP                       CMN             001957505    4,100     286,294 SH         SHARED       1,2,3  0       286,294  0
AUTHENTIDATE HOLDING CORP       CMN             052666104    1,854     305,900 SH         SHARED       1,2,3  0       305,900  0
AVANEX CORP                     CMN             05348W109      147      71,998 SH         SHARED       1,2,3  0        71,998  0
BOOKS A MILLION INC             CMN             098570104       88      11,000 SH         SHARED       1,2,3  0        11,000  0
BOSTON COMMUNICATIONS GROUP     CMN             100582105    6,173     703,887 SH         SHARED       1,2,3  0       703,887  0
CAL-MAINE FOODS INC             CMN             128030202    3,291     300,000 SH         SHARED       1,2,3  0       300,000  0
CAREER EDUCATION CORP           CMN             141665109   12,719     447,366 SH         SHARED       1,2,3  0       447,366  0
CENTILLIUM COMMUNICATIONS INC   CMN             152319109      164      68,822 SH         SHARED       1,2,3  0        68,822  0
CHINADOTCOM CORP                CLASS A         G2108N109    1,142     229,236 SH         SHARED       1,2,3  0       229,236  0
COSTAR GROUP INC                CMN             22160N109    1,636      33,261 SH         SHARED       1,2,3  0        33,261  0
CREE INC                        CMN             225447101    9,076     297,583 SH         SHARED       1,2,3  0       297,583  0
CROWN CASTLE INTL CORP          CMN             228227104   17,355   1,166,316 SH         SHARED       1,2,3  0     1,166,316  0
CTRIP.COM INTERNATIONAL         SPONSORED ADR   22943F100   13,034     375,628 SH         SHARED       1,2,3  0       375,628  0
DHB INDUSTRIES INC              CMN             23321E103    2,414     170,000 SH         SHARED       1,2,3  0       170,000  0
DRUGSTORE.COM INC               CMN             262241102      618     180,669 SH         SHARED       1,2,3  0       180,669  0
DSL.NET INC                     CMN             262506108       16      76,233 SH         SHARED       1,2,3  0        76,233  0
DUN & BRADSTREET CORP DEL       CMN             26483E100   10,452     178,061 SH         SHARED       1,2,3  0       178,061  0
ELECTRONIC DATA SYSTEM CORP     NEW             285661104       62       3,200 SH         SHARED       1,2,3  0         3,200  0
FALCONSTOR SOFTWARE INC         CMN             306137100      326      43,700 SH         SHARED       1,2,3  0        43,700  0
GLOBAL CROSSING LTD.            CMN             G3921A175      991      60,000 SH         SHARED       1,2,3  0        60,000  0
GLOBAL SIGNAL INC.              CMN             37944Q103    9,115     398,019 SH         SHARED       1,2,3  0       398,019  0
IMAX CORPORATION                CMN             45245E109    3,994     709,332 SH         SHARED       1,2,3  0       709,332  0
IAC/INTERACTIVE CORP            CMN             44919P102   17,085     775,889 SH         SHARED       1,2,3  0       775,889  0
IPASS INC                       CMN             46261V108    2,860     477,545 SH         SHARED       1,2,3  0       477,545  0
LA Z BOY CHAIR CO               CMN             505336107      260      17,100 SH         SHARED       1,2,3  0        17,100  0
LAUREATE EDUCATION INC          CMN             518613104    7,584     203,760 SH         SHARED       1,2,3  0       203,760  0
LEVEL 3 COMMUNICATIONS INC      CMN             52729N100    8,605   3,322,475 SH         SHARED       1,2,3  0     3,322,475  0
LIONBRIDGE TECHNOLOGIES INC     CMN             536252109      129      15,008 SH         SHARED       1,2,3  0        15,008  0
M SYS FLASH DISK PIONEERS LTD   CMN             M7061C100    1,132      68,633 SH         SHARED       1,2,3  0        68,633  0
MANNATECH INC                   CMN             563771104    2,454     175,000 SH         SHARED       1,2,3  0       175,000  0
MIDWAY GAMES INC                CMN             598148104    3,929     396,040 SH         SHARED       1,2,3  0       396,040  0
MILLICOM INTL. CELLULAR S.A.    CMN             L6388F110    4,624     254,062 SH         SHARED       1,2,3  0       254,062  0
NDS GROUP PLC                   SPONSORED ADR   628891103    5,414     200,519 SH         SHARED       1,2,3  0       200,519  0
NEOWARE SYSTEMS INC             CMN             64065P102    2,481     298,890 SH         SHARED       1,2,3  0       298,890  0
NETFLIX.COM INC                 CMN             64110L106      446      28,920 SH         SHARED       1,2,3  0        28,920  0
NEXTEL COMMUNICATIONS           CLASS A         65332V103   20,228     848,474 SH         SHARED       1,2,3  0       848,474  0
NII HOLDINGS INC                CLASS B         62913F201   10,206     247,661 SH         SHARED       1,2,3  0       247,661  0
NTL INC DEL                     CMN             62940M104   15,172     244,430 SH         SHARED       1,2,3  0       244,430  0
OPLINK COMMUNICATIONS INC       CMN             68375Q106       86      48,281 SH         SHARED       1,2,3  0        48,281  0
QUALCOMM INC                    CMN             747525103   18,218     466,660 SH         SHARED       1,2,3  0       466,660  0
RESEARCH IN MOTION              CMN             760975102    6,947      91,000 SH         SHARED       1,2,3  0        91,000  0
SALESFORCE.COM INC              CMN             79466L302    7,038     450,300 SH         SHARED       1,2,3  0       450,300  0
SCANSOFT INC                    CMN             80603P107    1,912     468,747 SH         SHARED       1,2,3  0       468,747  0
SCHOLASTIC CORPORATION          CMN             807066105    1,563      50,610 SH         SHARED       1,2,3  0        50,610  0
SECURE COMPUTING CORP           CMN             813705100      796     104,928 SH         SHARED       1,2,3  0       104,928  0
SIGMATEL                        CMN             82661W107   15,511     731,284 SH         SHARED       1,2,3  0       731,284  0
SINA CORPORATION                CMN             G81477104    4,135     162,215 SH         SHARED       1,2,3  0       162,215  0
SKILLSOFT PLC                   SPONSORED ADR   830928107    1,617     241,769 SH         SHARED       1,2,3  0       241,769  0
SONUS NETWORK INC               CMN             835916107      757     134,510 SH         SHARED       1,2,3  0       134,510  0
SPECTRASITE, INC                CMN             84761M104    7,046     151,531 SH         SHARED       1,2,3  0       151,531  0
TASER INTL INC                  CMN             87651B104   11,265     300,000 SH         SHARED       1,2,3  0       300,000  0
TELESYSTEM INTL WIRELESS INC    NEW             879946606   15,789   1,669,009 SH         SHARED       1,2,3  0     1,669,009  0
TESSERA TECHNOLOGIES INC        CMN             88164L100   27,494   1,244,075 SH         SHARED       1,2,3  0     1,244,075  0
TRANSMETA CORP DEL              CMN             89376R109      135     106,843 SH         SHARED       1,2,3  0       106,843  0
USANA HEALTH SCIENCES           CMN             90328M107    6,960     200,000 SH         SHARED       1,2,3  0       200,000  0
WESTELL TECHNOLOGIES INC        CLASS A         957541105    1,332     257,570 SH         SHARED       1,2,3  0       257,570  0
YAHOO! INC                      CMN             984332106    8,573     252,817 SH         SHARED       1,2,3  0       252,817  0
ZIX CORPORATION                 CMN             98974P100    5,085   1,110,282 SH         SHARED       1,2,3  0     1,110,282  0



02984.0001 #525664